Non-Controlling Interest - Summary of Net Change In The Non-Controlling Interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets	$ 31,741	$ 10,480	$ 3,903
Current Liabilities	18,851	12,161	4,532
Accumulated NCI	75,979	48,031	$ (2,431)	$ (2,431)
Non-controlling interests [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets	576	1,409
Current Liabilities	148	512
Current net assets (liabilities)	428	897
Non-current assets	2,544	16,223
Non-current net assets		16,223
Accumulated NCI	(205)	(1,668)		(795)
Non-controlling interests [member] | Premium Medicine of Maryland [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets	576	85
Current Liabilities	148	22
Current net assets (liabilities)	428	63
Non-current assets	10	56
Non-current net assets		56
Accumulated NCI	$ (350)	(444)		(444)
Non-controlling interests [member] | Silver Spring Of Consulting Group [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets		21
Current Liabilities		4
Current net assets (liabilities)		17
Non-current assets		655
Non-current net assets		655
Accumulated NCI		(37)
Non-controlling interests [member] | Mission MA [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets		5
Current Liabilities		69
Current net assets (liabilities)		(64)
Non-current assets		6,496
Non-current net assets		6,496
Accumulated NCI		(663)		(482)
Non-controlling interests [member] | Illinois Grown Medicine [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets		1,109
Current Liabilities		243
Current net assets (liabilities)		866
Non-current assets		4,677
Non-current net assets		4,677
Accumulated NCI		(600)		(82)
Non-controlling interests [member] | Chesapeake Integrated Health Institute [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Non-current assets		31
Non-current net assets		31
Accumulated NCI		(267)		(222)
Non-controlling interests [member] | Harborside Illinois Grown Medicine [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets		87
Current Liabilities		34
Current net assets (liabilities)		53
Non-current assets		2,143
Non-current net assets		2,143
Accumulated NCI		(212)
Non-controlling interests [member] | Adroit Consulting Group [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets		14
Current net assets (liabilities)		14
Non-current assets		1,132
Non-current net assets		1,132
Accumulated NCI		12		21
Non-controlling interests [member] | Mission Maryland [member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current assets		88
Current Liabilities		72
Current net assets (liabilities)		16
Non-current assets		1,010
Non-current net assets		1,010
Accumulated NCI		60		137
Non-controlling interests [member] | Others [Member]
Disclosure Detail Of Changes In Non Controlling Interests Of The Company In Each Affiliate [Line Items]
Current Liabilities		68
Current net assets (liabilities)		(68)
Non-current assets		23
Non-current net assets		23
Accumulated NCI		$ 483		$ 307